UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment			[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	February 11, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$746,384


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos                               03070Q101    16893   643800 SH       Sole                   626000             17800
Arris Group Inc                                 04269Q100    24436  1635600 SH       Sole                  1586000             49600
Bally Technologies Inc                          05874B107    21369   477950 SH       Sole                   465050             12900
Basic Energy Services                           06985P100    11513  1009000 SH       Sole                   978000             31000
Black Box Corp                                  091826107     8153   334950 SH       Sole                   324950             10000
Brinker International                           109641100    30057   969900 SH       Sole                   941700             28200
Bristow Group                                   110394103    21947   409000 SH       Sole                   396500             12500
CACI International                              127190304    17965   326450 SH       Sole                   316950              9500
CareFusion Corp                                 14170T101    10432   365000 SH       Sole                   365000
Comverse Inc                                    20585P105     3466   121500 SH       Sole                   118100              3400
Covance Inc                                     222816100    12132   210000 SH       Sole                   210000
Cumberland Pharmaceut                           230770109     2627   625539 SH       Sole                   592539             33000
DeVry, Inc                                      251893103    24627  1037800 SH       Sole                  1011700             26100
EPL Oil & Gas, Inc                              26883D108    17777   788350 SH       Sole                   764550             23800
Engility Holdings                               29285W104    10647   552816 SH       Sole                   536316             16500
FMC Corp                                        302491303    51111   873400 SH       Sole                   848600             24800
First American Financial                        31847R102    26035  1080750 SH       Sole                  1049450             31300
GameStopCorp                                    36467W109    12294   490000 SH       Sole                   490000
GrafTech Intl                                   384313102    18356  1954800 SH       Sole                  1894900             59900
HCC Insurance Holdings                          404132102    24827   667200 SH       Sole                   648600             18600
Haemonetics Corp                                405024100    21216   519500 SH       Sole                   504300             15200
Harte-Hanks Inc                                 416196103     7971  1351050 SH       Sole                  1311650             39400
Hecla Mining                                    422704106    23304  3997250 SH       Sole                  3876450            120800
Horace Mann Educatrs                            440327104    14466   724750 SH       Sole                   702550             22200
Huntington Ingalls Ind                          446413106    21226   489750 SH       Sole                   475850             13900
Imation Corp                                    45245A107     3709   794300 SH       Sole                   772200             22100
John Bean Technologies                          477839104     1722    96900 SH       Sole                    94200              2700
L-3 Communications                              502424104     9961   130000 SH       Sole                   130000
Legg Mason Inc                                  524901105     7973   310000 SH       Sole                   310000
LifePoint Hospitals                             53219L109      751    19900 SH       Sole                    19900
Lorillard Inc                                   544147101    11667   100000 SH       Sole                   100000
Lumos Networks                                  550283105     2822   281625 SH       Sole                   273675              7950
Magellan Health Svcs                            559079207    22168   452400 SH       Sole                   439300             13100
Matson, Inc                                     57686G105    15549   629000 SH       Sole                   610100             18900
Matthews International                          577128101     9901   308450 SH       Sole                   299650              8800
Monster Worldwide Inc                           611742107    13130  2336250 SH       Sole                  2258450             77800
NTELOS Holdings                                 67020Q305     3671   280025 SH       Sole                   272075              7950
Navigators Group                                638904102     9739   190700 SH       Sole                   185500              5200
Oplink Communications                           68375Q403    11319   726510 SH       Sole                   704310             22200
Owens Corning                                   690742101    11282   305000 SH       Sole                   305000
PharMerica Corp                                 71714F104    11047   775750 SH       Sole                   752350             23400
Post Holdings                                   737446104    14210   414900 SH       Sole                   398400             16500
Questar Corp                                    748356102    21856  1106050 SH       Sole                  1073850             32200
Schweitzer-Mauduit Intl                         808541106    15487   396800 SH       Sole                   385200             11600
SkyWest Inc                                     830879102    14846  1191500 SH       Sole                  1155700             35800
Symmetricom Inc                                 871543104     3945   683750 SH       Sole                   648650             35100
Tech Data                                       878237106    16905   371300 SH       Sole                   360400             10900
Unum Group                                      91529Y106    11763   565000 SH       Sole                   565000
Vascular Solutions                              92231M109     4514   285700 SH       Sole                   271600             14100
Websense Inc                                    947684106    10142   674350 SH       Sole                   654850             19500
World Acceptance                                981419104    31457   421900 SH       Sole                   410200             11700